UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 88.9%
Automobiles & Components — 0.7%
12,700	Autoliv, Inc.	$942,721
63,700	Johnson Controls, Inc.	2,648,009

		3,590,730

Banks — 2.8%
90,100	BancorpSouth, Inc.	1,392,045
28,000	Bank of Hawaii Corp.	1,338,960
48,200	BB&T Corp.	1,323,090
1	Capitol Federal Financial, Inc.	11
1	First Horizon National Corp.	11
38,800	Hudson City Bancorp, Inc.	375,584
22,800	M&T Bank Corp.	2,017,116
28,000	New York Community Bancorp, Inc.	483,280
101,500	Synovus Financial Corp.	243,600
14,100	TCF Financial Corp.	223,626
265,580	Valley National Bancorp	3,707,497
136,700	Wells Fargo & Co.	4,333,390

		15,438,210

Capital Goods — 6.7%
71,900	Armstrong World Industries, Inc.	3,326,813
52,200	Eaton Corp.	2,893,968
75,900	Emerson Electric Co.	4,434,837
690,350	General Electric Co.(a)	13,841,517
74,400	Lockheed Martin Corp.	5,981,760
8,100	Raytheon Co.	412,047
86,450	The Boeing Co.	6,391,249

		37,282,191

Commercial & Professional Services — 1.9%
212,400	Pitney Bowes, Inc.	5,456,556
278,800	R.R. Donnelley & Sons Co.	5,274,896

		10,731,452

Consumer Durables & Apparel — 2.1%
67,300	Garmin Ltd.	2,278,778
221,100	Leggett & Platt, Inc.	5,416,950
169,000	Mattel, Inc.	4,213,170

		11,908,898

Consumer Services — 2.6%
79,800	Carnival Corp.	3,061,128
171,500	H&R Block, Inc.	2,870,910
113,200	McDonald’s Corp.	8,613,388

		14,545,426

Diversified Financials — 6.2%
71,400	American Express Co.	3,227,280
705,081	Bank of America Corp.(a)	9,398,730
2,700	BlackRock, Inc.	542,727
1,431,300	Citigroup, Inc.*	6,326,346
129,000	Federated Investors, Inc. Class B	3,450,750
80,600	JPMorgan Chase & Co.	3,715,660
119,800	Morgan Stanley	3,272,936
14,200	NYSE Euronext	499,414
106,300	The Bank of New York Mellon Corp.	3,175,181
61,500	The Charles Schwab Corp.	1,108,845

		34,717,869

Energy — 11.1%
10,600	Baker Hughes, Inc.	778,358
136,400	Chevron Corp.(a)	14,653,452

Shares	Description	Value
Common Stocks — (continued)
Energy — (continued)
23,000	Consol Energy, Inc.	$1,233,490
45,100	Diamond Offshore Drilling, Inc.	3,504,270
152,100	Exxon Mobil Corp.(a)	12,796,173
90,800	Halliburton Co.	4,525,472
73,400	Marathon Oil Corp.	3,912,954
46,200	Occidental Petroleum Corp.	4,827,438
67,900	Schlumberger Ltd.	6,332,354
24,800	SEACOR Holdings, Inc.	2,293,008
219,100	Spectra Energy Corp.	5,955,138
36,100	The Williams Companies, Inc.	1,125,598

		61,937,705

Food & Staples Retailing — 0.7%
67,800	SUPERVALU, Inc.	605,454
118,900	Sysco Corp.	3,293,530

		3,898,984

Food, Beverage & Tobacco — 6.0%
287,900	Altria Group, Inc.	7,494,037
128,900	ConAgra Foods, Inc.	3,061,375
56,200	General Mills, Inc.	2,054,110
237,000	Kraft Foods, Inc. Class A	7,432,320
146,000	PepsiCo, Inc.	9,403,860
35,600	Reynolds American, Inc.	1,264,868
42,800	The Coca-Cola Co.	2,839,780

		33,550,350

Health Care Equipment & Services — 1.8%
5,500	Aetna, Inc.	205,865
77,800	Baxter International, Inc.	4,183,306
137,500	Medtronic, Inc.	5,410,625
10,500	UnitedHealth Group, Inc.	474,600

		10,274,396

Household & Personal Products — 3.5%
17,500	Colgate-Palmolive Co.	1,413,300
94,900	Kimberly-Clark Corp.	6,194,123
191,500	The Procter & Gamble Co.(a)(b)	11,796,400

		19,403,823

Insurance — 3.3%
45,600	Aflac, Inc.	2,406,768
40,800	Arthur J. Gallagher & Co.	1,240,728
12,800	Berkshire Hathaway, Inc. Class B*	1,070,464
159,200	Cincinnati Financial Corp.	5,221,760
51,900	Fidelity National Financial, Inc. Class A	733,347
21,400	Marsh & McLennan Companies, Inc.	637,934
21,200	Mercury General Corp.	829,556
134,800	Old Republic International Corp.	1,710,612
69,000	Prudential Financial, Inc.	4,249,020

		18,100,189

Materials — 4.2%
119,700	E.I. du Pont de Nemours & Co.	6,579,909
130,400	Freeport-McMoRan Copper & Gold, Inc.	7,243,720
93,600	International Paper Co.	2,824,848
18,500	Newmont Mining Corp.	1,009,730
109,800	Southern Copper Corp.	4,421,646
27,300	The Dow Chemical Co.	1,030,575

		23,110,428

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — 1.5%
122,900	Regal Entertainment Group Class A	$1,659,150
75,500	Time Warner Cable, Inc.	5,386,170
42,501	Time Warner, Inc.	1,517,286

		8,562,606

Pharmaceuticals, Biotechnology & Life Sciences — 7.1%
80,500	Abbott Laboratories	3,948,525
267,450	Bristol-Myers Squibb Co.(a)	7,068,704
183,700	Eli Lilly & Co.	6,460,729
16,900	Gilead Sciences, Inc.*	717,236
73,800	Johnson & Johnson	4,372,650
239,550	Merck & Co., Inc.	7,907,545
449,900	Pfizer, Inc.(a)	9,137,469

		39,612,858

Real Estate Investment Trust — 1.3%
1	CBL & Associates Properties, Inc.	17
133,401	Host Hotels & Resorts, Inc.	2,349,192
53,700	ProLogis	858,126
37,301	Simon Property Group, Inc.	3,997,175
2	The Macerich Co.	99

		7,204,609

Retailing — 1.9%
109,400	American Eagle Outfitters, Inc.	1,738,366
56,300	Foot Locker, Inc.	1,110,236
110,500	J.C. Penney Co., Inc.	3,968,055
77,700	Limited Brands, Inc.	2,554,776
30,100	The Home Depot, Inc.(a)	1,115,506

		10,486,939

Semiconductors & Semiconductor Equipment — 4.3%
467,500	Intel Corp.(a)	9,429,475
66,300	Intersil Corp. Class A	825,435
71,400	Linear Technology Corp.	2,401,182
174,600	Maxim Integrated Products, Inc.	4,469,760
142,600	Microchip Technology, Inc.	5,420,226
41,200	Texas Instruments, Inc.	1,423,872

		23,969,950

Software & Services — 7.2%
68,700	Automatic Data Processing, Inc.	3,524,997
2,300	Google, Inc. Class A*	1,348,283
73,500	International Business Machines Corp.	11,985,645
495,950	Microsoft Corp.(a)(b)	12,577,292
108,000	Oracle Corp.	3,603,960
165,200	Paychex, Inc.	5,180,672
27,000	Visa, Inc. Class A	1,987,740
1,900	VMware, Inc. Class A*	154,926

		40,363,515

Technology Hardware & Equipment — 4.2%
49,200	Apple, Inc.*	17,143,740
163,800	Cisco Systems, Inc.	2,809,170
11,600	Diebold, Inc.	411,336
5,500	F5 Networks, Inc.*	564,135
15,900	Molex, Inc. Class A	328,971
16,000	SanDisk Corp.*	737,440
99,300	Seagate Technology*	1,429,920

		23,424,712

Shares	Description	Value
Common Stocks — (continued)
Telecommunication Services — 2.8%
313,328	AT&T, Inc.(a)	$9,587,837
1	Frontier Communications Corp.	8
300,000	Sprint Nextel Corp.*	1,392,000
125,300	Verizon Communications, Inc.	4,829,062

		15,808,907

Transportation — 2.1%
49,900	Norfolk Southern Corp.	3,456,573
109,600	United Parcel Service, Inc. Class B	8,145,472

		11,602,045

Utilities — 2.9%
54,200	Dominion Resources, Inc.	2,422,740
121,850	Duke Energy Corp.	2,211,577
98,200	Exelon Corp.	4,049,768
10,100	FirstEnergy Corp.	374,609
12,400	Integrys Energy Group, Inc.	626,324
24,100	NextEra Energy, Inc.	1,328,392
30,900	Progress Energy, Inc.	1,425,726
8,100	Public Service Enterprise Group, Inc.	255,231
80,600	Southern Co.	3,071,666
17,400	The AES Corp.*	226,200

		15,992,233

TOTAL COMMON STOCKS		$495,519,025

Shares	Rate	Value
Short-term Investment(c) — 12.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
68,203,698	0.024%	$68,203,698

TOTAL INVESTMENTS — 101.1%		$563,722,723

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(6,126,516)

NET ASSETS — 100.0%		$557,596,207

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) A portion of this security is held as collateral for call options written.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

S&P 500 E-mini Index	913	June 2011	$60,303,650	$2,142,540

WRITTEN OPTIONS — For the period ended March 31, 2011, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2010	(1,319)	$(4,786,651)

Contracts written	(1,451)	(5,460,824)

Contracts bought to close	1,319	4,786,651

Contracts Outstanding March 31, 2011	(1,451)	$(5,460,824)

At March 31, 2011, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

S&P 500 Index	1,451	USD 1,300	June 2011	$(7,835,400)

(Premiums Received $5,460,824)

TAX INFORMATION — At March 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$558,089,569

Gross unrealized gain	26,012,805
Gross unrealized loss	(20,379,651)

Net unrealized security gain	$5,633,154

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 93.6%
Australia — 8.4%
7,399	Australia & New Zealand Banking Group Ltd. (Banks)	$182,128
4,160	Bendigo and Adelaide Bank Ltd. (Banks)	40,997
29,773	BHP Billiton Ltd. (Materials)	1,429,029
246,319	BlueScope Steel Ltd. (Materials)	503,059
23,078	Boral Ltd. (Materials)	119,240
14,330	Caltex Australia Ltd. (Energy)	231,212
13,726	CFS Retail Property Trust (REIT)	26,125
31,541	Commonwealth Bank of Australia (Banks)	1,708,960
42,301	Foster’s Group Ltd. (Food, Beverage & Tobacco)	250,130
377,409	Goodman Group (REIT)	267,360
1,169	Leighton Holdings Ltd. (Capital Goods)	35,642
7,239	Lend Lease Corp. Ltd. (Real Estate)	67,875
31,093	MacArthur Coal Ltd. (Materials)	372,875
156,568	MAp Group (Transportation)	492,245
460,343	Metcash Ltd. (Food & Staples Retailing)	1,979,585
116,144	Mirvac Group (REIT)	149,586
206,583	National Australia Bank Ltd. (Banks)	5,521,433
399,743	OneSteel Ltd. (Materials)	1,008,075
30,576	Orica Ltd. (Materials)	834,856
31,551	Origin Energy Ltd. (Energy)	529,535
2,464	QBE Insurance Group Ltd. (Insurance)	45,069
42,873	Rio Tinto Ltd. (Materials)	3,757,765
20,099	Santos Ltd. (Energy)	323,167
62,447	Sonic Healthcare Ltd. (Health Care Equipment & Services)	773,938
149,121	SP AusNet (Utilities)	135,814
33,140	Stockland Corp. Ltd. (REIT)	127,132
88,633	Tabcorp Holdings Ltd. (Consumer Services)	686,555
205,113	Telstra Corp. Ltd. (Telecommunication Services)	598,311
87,877	Toll Holdings Ltd. (Transportation)	539,023
4,574	Wesfarmers Ltd. (Food & Staples Retailing)	150,278
4,803	Wesfarmers Ltd. (Price Protected Shares) (Food & Staples Retailing)	159,924
92,418	Westfield Group (REIT)	892,439
80,806	Westfield Retail Trust (REIT)	218,984
94,789	Westpac Banking Corp. (Banks)	2,385,018
14,044	Woodside Petroleum Ltd. (Energy)	679,908

		27,223,272

Belgium — 0.9%
12,228	Belgacom SA (Telecommunication Services)	473,712
10,392	Mobistar SA (Telecommunication Services)	720,017
5,396	Solvay SA (Materials)	639,709
19,860	Umicore SA (Materials)(a)	985,099

		2,818,537

Bermuda — 1.4%
121,821	Seadrill Ltd. (Energy)	4,404,327

Shares	Description	Value
Common Stocks — (continued)
China — 0.1%
10,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	$6,005
168,000	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	241,286

		247,291

Denmark — 0.5%
12	A.P. Moller — Maersk A/S Class B (Transportation)	112,620
7,253	Carlsberg A/S Class B (Food, Beverage & Tobacco)	779,941
1,681	Coloplast A/S Class B (Health Care Equipment & Services)	243,145
2,836	Danske Bank A/S (Banks)*	62,690
2,376	Tryg A/S (Insurance)	139,514
7,149	Vestas Wind Systems A/S (Capital Goods)*	310,307

		1,648,217

Finland — 1.3%
110,160	Nokia Oyj (Technology Hardware & Equipment)	937,929
93,399	Orion Oyj Class B (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	2,264,974
21,135	Rautaruukki Oyj (Materials)(a)	505,984
10,600	Wartsila Oyj (Capital Goods)	413,168

		4,122,055

France — 8.4%
1,685	Air Liquide SA (Materials)	224,083
68,462	Alstom SA (Capital Goods)	4,047,913
63,432	AXA SA (Insurance)	1,325,354
8,059	BNP Paribas (Banks)	589,151
682	Bouygues SA (Capital Goods)	32,738
9,816	Cap Gemini SA (Software & Services)	569,948
5,830	Carrefour SA (Food & Staples Retailing)	257,569
5,325	Casino Guichard Perrachon SA (Food & Staples Retailing)	504,115
509	Christian Dior SA (Consumer Durables & Apparel)	71,703
10,365	Compagnie de Saint-Gobain SA (Capital Goods)	633,879
2,836	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	239,213
37,332	Credit Agricole SA (Banks)	612,538
72,527	France Telecom SA (Telecommunication Services)(a)	1,628,497
4,362	Klepierre SA (REIT)	177,001
37,680	Lafarge SA (Materials)	2,348,612
416	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	65,869
15,534	Neopost SA (Technology Hardware & Equipment)(a)	1,360,020
1,155	Renault SA (Automobiles & Components)*	63,822
66,311	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	4,646,719

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
8,191	Societe Generale SA (Banks)	$532,040
44,808	Total SA (Energy)(a)	2,730,312
1,600	Unibail-Rodamco SE (REIT)	346,774
1,499	Vallourec SA (Capital Goods)	167,971
139,611	Vivendi SA (Media)(a)	3,982,736

		27,158,577

Germany — 8.2%
495	Allianz SE (Registered) (Insurance)	69,313
23,991	BASF SE (Materials)	2,070,785
23,553	Daimler AG (Registered) (Automobiles & Components)*	1,659,604
11,736	Deutsche Boerse AG (Diversified Financials)	888,474
184,773	Deutsche Post AG (Registered) (Transportation)	3,320,974
400,035	Deutsche Telekom AG (Registered) (Telecommunication Services)	6,187,884
36,498	E.ON AG (Utilities)	1,109,872
58,693	GEA Group AG (Capital Goods)	1,930,786
33,699	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	343,772
1,742	Linde AG (Materials)	275,031
59,292	RWE AG (Utilities)	3,776,666
13,895	RWE AG Preference Shares (Utilities)(a)	843,802
10,612	Siemens AG (Registered) (Capital Goods)	1,451,600
5,632	Suedzucker AG (Food, Beverage & Tobacco)	156,919
1,115	ThyssenKrupp AG (Materials)	45,384
14,550	Volkswagen AG Preference Shares (Automobiles & Components)	2,351,615

		26,482,481

Greece — 0.5%
79,518	OPAP SA (Consumer Services)	1,698,354

Hong Kong — 2.6%
59,000	AIA Group Ltd. (Insurance)*	181,618
6,100	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	76,598
247,500	BOC Hong Kong (Holdings) Ltd. (Banks)	806,910
11,000	Cathay Pacific Airways Ltd. (Transportation)	26,348
52,000	Cheung Kong Holdings Ltd. (Real Estate)	847,591
31,500	CLP Holdings Ltd. (Utilities)	254,653
69,868	Esprit Holdings Ltd. (Retailing)	320,344
23,000	Hang Lung Group Ltd. (Real Estate)	142,544
46,000	Hang Lung Properties Ltd. (Real Estate)	201,755
32,800	Hang Seng Bank Ltd. (Banks)	529,979
35,000	Henderson Land Development Co. Ltd. (Real Estate)	242,534
76,300	Hong Kong & China Gas Co. Ltd. (Utilities)	183,065

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
43,300	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	$939,539
12,500	Hopewell Holdings Ltd. (Real Estate)	37,534
64,000	Hutchison Whampoa Ltd. (Capital Goods)	757,398
13,000	Kerry Properties Ltd. (Real Estate)	65,028
80,000	Li & Fung Ltd. (Retailing)	409,119
43,000	MTR Corp. Ltd. (Transportation)	159,090
57,483	New World Development Ltd. (Real Estate)	101,350
90,150	Noble Group Ltd. (Capital Goods)	152,897
75,500	Power Assets Holdings Ltd. (Utilities)	504,588
21,200	Sands China Ltd. (Consumer Services)*	47,239
8,000	Shangri-La Asia Ltd. (Consumer Services)	20,663
89,573	Sino Land Co. Ltd. (Real Estate)	159,089
75,000	SJM Holdings Ltd. (Consumer Services)	131,228
44,000	Sun Hung Kai Properties Ltd. (Real Estate)	696,785
8,500	Swire Pacific Ltd. Class A (Real Estate)	124,493
14,020	The Bank of East Asia Ltd. (Banks)	59,492
54,600	The Link Real Estate Investment Trust (REIT)	170,955
25,000	The Wharf (Holdings) Ltd. (Real Estate)	172,195
23,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	74,739

		8,597,360

Israel — 0.7%
85,509	Bank Leumi Le-Israel BM (Banks)	437,499
96,518	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	286,311
332	Delek Group Ltd. (Capital Goods)	89,827
21,404	Israel Chemicals Ltd. (Materials)	352,345
2,850	NICE Systems Ltd. ADR (Software & Services)*	105,279
20,367	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,021,813

		2,293,074

Italy — 3.0%
302,969	Enel SpA (Utilities)	1,908,634
106,303	Eni SpA (Energy)(a)	2,608,401
47,855	Fiat Industrial SpA (Capital Goods)*	687,017
83,368	Fiat SpA (Automobiles & Components)	753,468
49,861	Finmeccanica SpA (Capital Goods)	627,068
815,008	Parmalat SpA (Food, Beverage & Tobacco)	2,727,259
8,503	Prysmian SpA (Capital Goods)	181,985
113,009	UniCredit SpA (Banks)	278,550

		9,772,382

Japan — 18.7%
38,100	AEON Credit Service Co. Ltd. (Diversified Financials)	525,455
1,200	Aisin Seiki Co. Ltd. (Automobiles & Components)	41,713

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
64,000	Asahi Glass Co. Ltd. (Capital Goods)	$805,206
1,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	40,736
3,600	Canon, Inc. (Technology Hardware & Equipment)	154,835
185,800	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	1,469,669
45,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	548,027
49,000	Daiwa Securities Group, Inc. (Diversified Financials)	225,048
62,000	Dowa Holdings Co. Ltd. (Materials)	386,092
1,700	East Japan Railway Co. (Transportation)	94,399
35,900	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,288,571
48,000	Fujitsu Ltd. (Technology Hardware & Equipment)	271,251
57,000	Furukawa Electric Co. Ltd. (Capital Goods)	230,399
156,800	Honda Motor Co. Ltd. (Automobiles & Components)	5,825,687
16,000	ITOCHU Corp. (Capital Goods)	167,438
42	Japan Prime Realty Investment Corp. (REIT)	113,604
4	Japan Real Estate Investment Corp. (REIT)	37,895
83	Japan Retail Fund Investment Corp. (REIT)	130,147
105	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	379,615
77,000	Kaneka Corp. (Materials)	537,560
62,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	229,073
3,900	Komatsu Ltd. (Capital Goods)	132,310
32,000	Kubota Corp. (Capital Goods)	301,122
43,400	Kyushu Electric Power Co., Inc. (Utilities)	848,703
25,800	Lawson, Inc. (Food & Staples Retailing)	1,243,560
41,300	Marui Group Co. Ltd. (Retailing)	267,017
26,200	Mitsubishi Corp. (Capital Goods)	726,484
52,000	Mitsubishi Estate Co. Ltd. (Real Estate)	878,751
92,000	Mitsui & Co. Ltd. (Capital Goods)	1,647,156
58,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	139,000
16,000	Mitsui Fudosan Co. Ltd. (Real Estate)	263,015
10,200	Mitsumi Electric Co. Ltd. (Technology Hardware & Equipment)	135,863
2,809,100	Mizuho Financial Group, Inc. (Banks)	4,635,271
15,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	344,576
39,000	NEC Corp. (Technology Hardware & Equipment)*	84,732
100	Nintendo Co. Ltd. (Software & Services)	27,191
282,000	Nippon Express Co. Ltd. (Transportation)	1,081,745
35,300	Nippon Paper Group, Inc. (Materials)	752,060

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
229,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	$660,973
287,000	Nippon Yusen Kabushiki Kaisha (Transportation)	1,122,835
3,100	Nissan Motor Co. Ltd. (Automobiles & Components)	27,537
800	Nissin Foods Holdings Co. Ltd. (Food, Beverage & Tobacco)	28,168
88,000	NKSJ Holdings, Inc. (Insurance)	574,448
107,000	Nomura Holdings, Inc. (Diversified Financials)	553,082
58,000	NSK Ltd. (Capital Goods)	500,343
281,000	NTN Corp. (Capital Goods)	1,348,177
1,637	NTT DoCoMo, Inc. (Telecommunication Services)	2,857,785
3,300	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	162,596
35,000	Oracle Corp. Japan (Software & Services)	1,458,772
414,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	4,874,432
9,400	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	590,628
23,400	Sankyo Co. Ltd. (Consumer Durables & Apparel)	1,198,479
96,000	Sekisui House Ltd. (Consumer Durables & Apparel)	895,889
16,400	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	417,766
3,500	Shin-Etsu Chemical Co. Ltd. (Materials)	174,196
17,300	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	177,466
49,500	Shiseido Co. Ltd. (Household & Personal Products)	857,400
43,700	Stanley Electric Co. Ltd. (Automobiles & Components)	722,381
95,100	Sumitomo Corp. (Capital Goods)	1,359,096
36,600	Sumitomo Electric Industries Ltd. (Capital Goods)	506,879
500,000	Sumitomo Metal Industries Ltd. (Materials)	1,117,753
52,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,635,033
1,000	Suzuken Co. Ltd. (Health Care Equipment & Services)	26,364
10,550	T&D Holdings, Inc. (Insurance)	259,935
48,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,281,461
5,100	The Kansai Electric Power Co., Inc. (Utilities)	111,126
10,500	The Tokyo Electric Power Co., Inc. (Utilities)	58,524

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
85,600	Tohoku Electric Power Co., Inc (Utilities)	$1,447,456
5,500	Tokio Marine Holdings, Inc. (Insurance)	146,847
1,100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	60,647
12,000	Tokyo Tatemono Co. Ltd. (Real Estate)	44,830
127,000	TonenGeneral Sekiyu KK (Energy)	1,568,504
51,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	402,364
477,000	Tosoh Corp. (Materials)	1,715,999
3,300	Toyoda Gosei Co. Ltd. (Automobiles & Components)	68,934
14,850	USS Co. Ltd. (Retailing)	1,155,804
152	West Japan Railway Co. (Transportation)	585,977

		60,767,862

Luxembourg — 0.5%
2,218	APERAM (Materials)	89,114
44,379	ArcelorMittal (Materials)	1,604,475

		1,693,589

Netherlands — 5.9%
6,148	Akzo Nobel NV (Materials)	423,063
5,201	Corio NV (REIT)	363,934
100,282	ING Groep NV CVA (Diversified Financials)*	1,272,962
43,636	Koninklijke Philips Electronics NV (Capital Goods)*	1,397,790
159,202	Royal Dutch Shell PLC Class A (Energy)(a)	5,791,235
133,939	Royal Dutch Shell PLC Class B (Energy)	4,863,872
159,577	Unilever NV CVA (Food, Beverage & Tobacco)	4,999,965

		19,112,821

Portugal — 0.2%
58,177	Brisa Auto-Estradas de Portugal SA (Transportation)	392,811
11,597	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	134,076

		526,887

Singapore — 1.4%
26,000	Ascendas Real Estate Investment Trust (REIT)	42,079
95,000	CapitaLand Ltd. (Real Estate)	248,696
70,000	CapitaMall Trust (REIT)	104,334
20,000	CapitaMalls Asia Ltd. (Real Estate)	28,237
16,000	City Developments Ltd. (Real Estate)	146,183
26,000	ComfortDelgro Corp. Ltd. (Transportation)	32,143
50,000	DBS Group Holdings Ltd. (Banks)	580,496
13,000	Fraser and Neave Ltd. (Capital Goods)	61,988
142,000	Genting Singapore PLC (Consumer Services)*	230,877
11,000	Jardine Cycle & Carriage Ltd. (Retailing)	319,167
30,000	Keppel Corp. Ltd. (Capital Goods)	292,658
5,000	Keppel Land Ltd. (Real Estate)	17,796

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
44,000	Olam International Ltd. (Food & Staples Retailing)	$97,696
71,144	Oversea-Chinese Banking Corp. Ltd. (Banks)	540,688
12,000	SembCorp Industries Ltd. (Capital Goods)	49,620
48,000	SembCorp Marine Ltd. (Capital Goods)	222,527
26,000	Singapore Airlines Ltd. (Transportation)	282,002
22,000	Singapore Exchange Ltd. (Diversified Financials)	136,933
3,000	Singapore Technologies Engineering Ltd. (Capital Goods)	7,755
194,000	Singapore Telecommunications Ltd. (Telecommunication Services)	464,509
30,000	United Overseas Bank Ltd. (Banks)	447,287
26,000	UOL Group Ltd. (Real Estate)	97,868
52,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	224,894

		4,676,433

Spain — 4.0%
10,081	ACS Actividades de Construccion y Servicios SA (Capital Goods)	472,607
127,763	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,550,104
260,671	Banco Popular Espanol SA (Banks)	1,530,770
702,128	Banco Santander SA (Banks)(a)	8,189,629
11,569	Bankinter SA (Banks)	79,316
1,251	Fomento de Construcciones y Contratas SA (Capital Goods)	41,367
12,100	Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)	210,876
7,243	Indra Sistemas SA (Software & Services)	145,271
18,812	Repsol YPF SA (Energy)	644,767

		12,864,707

Sweden — 2.6%
5,662	Atlas Copco AB Class A (Capital Goods)	150,364
3,075	Atlas Copco AB Class B (Capital Goods)	74,272
27,742	Boliden AB (Materials)	596,852
118,002	Electrolux AB Class B (Consumer Durables & Apparel)*	3,039,601
992	Getinge AB Class B (Health Care Equipment & Services)	24,456
10,115	Hennes & Mauritz AB Class B (Retailing)	335,795
22,966	Investor AB Class B (Diversified Financials)	557,105
30,713	Nordea Bank AB (Banks)	336,019
4,107	Sandvik AB (Capital Goods)	77,509
10,223	Scania AB Class B (Capital Goods)	236,982
178,754	Securitas AB Class B (Commercial & Professional Services)	2,126,804
47,336	Skandinaviska Enskilda Banken AB Class A (Banks)	421,907
9,054	SKF AB Class B (Capital Goods)	263,309
5,110	SSAB AB Class A (Materials)*	80,789

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
3,669	Svenska Handelsbanken AB Class A (Banks)	$120,340
1,934	Swedish Match AB (Food, Beverage & Tobacco)	64,208

		8,506,312

Switzerland — 8.1%
127,482	Credit Suisse Group AG (Registered) (Diversified Financials)	5,407,815
12,671	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,060,865
81,579	Nestle SA (Registered) (Food, Beverage & Tobacco)(b)	4,671,633
39,207	Nobel Biocare Holding AG (Registered) (Health Care Equipment & Services)*	811,832
30,562	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,654,962
16,496	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,355,058
86	Sika AG (Materials)	206,669
119,455	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	1,481,727
2,819	Syngenta AG (Registered) (Materials)	917,094
60,169	Xstrata PLC (Materials)	1,403,838
22,039	Zurich Financial Services AG (Insurance)	6,160,716

		26,132,209

United Kingdom — 16.2%
375,543	Aviva PLC (Insurance)	2,605,982
382,027	BAE Systems PLC (Capital Goods)	1,990,970
89,965	Balfour Beatty PLC (Capital Goods)	495,536
710,401	Barclays PLC (Banks)	3,189,671
114,424	BHP Billiton PLC (Materials)(b)	4,530,190
76,517	BP PLC ADR (Energy)(a)(b)	3,377,459
65,035	British American Tobacco PLC (Food, Beverage & Tobacco)(b)	2,607,749
19,348	Bunzl PLC (Capital Goods)	230,958
619,318	Cable & Wireless Worldwide PLC (Telecommunication Services)	521,096
8,497	Diageo PLC (Food, Beverage & Tobacco)	161,514
127,496	Firstgroup PLC (Transportation)	666,633
146,890	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	5,642,045
354,252	Home Retail Group PLC (Retailing)	1,096,855
464,500	HSBC Holdings PLC (Banks)	4,797,872
16,018	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	494,257
52,347	J Sainsbury PLC (Food & Staples Retailing)	281,211
28,374	Land Securities Group PLC (REIT)	333,489
425,688	Man Group PLC (Diversified Financials)	1,677,386
281,846	National Grid PLC (Utilities)	2,681,242
26,271	Pearson PLC (Media)	464,110

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
57,441	Reed Elsevier PLC (Media)	$497,215
57,593	Rio Tinto PLC (Materials)	4,071,727
15,149	Scottish & Southern Energy PLC (Utilities)	306,499
58,875	Segro PLC (REIT)	303,559
8,116	Standard Chartered PLC (Banks)	210,520
11,502	The British Land Co. PLC (REIT)	101,941
104,904	The Sage Group PLC (Software & Services)	467,968
77,497	Thomas Cook Group PLC (Consumer Services)	211,731
396,443	TUI Travel PLC (Consumer Services)	1,441,969
66,541	Unilever PLC (Food, Beverage & Tobacco)(b)	2,027,153
35,696	United Utilities Group PLC (Utilities)	338,496
3,255	Vedanta Resources PLC (Materials)	124,060
157,863	Vodafone Group PLC ADR (Telecommunication Services)(a)	4,538,561
9,212	WPP PLC (Media)	113,527

		52,601,151

TOTAL COMMON STOCKS		$303,347,898

Shares	Rate	Value
Short-term Investment(c) — 3.6%
JPMorgan U.S. Government Money Market Fund — Capital Shares
11,590,127	0.024%	$11,590,127

TOTAL INVESTMENTS — 97.2%		$314,938,025

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.8%		9,125,538

NET ASSETS — 100.0%		$324,063,563

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) A portion of this security is held as collateral for call options written.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	215	June 2011	$8,665,611	$315,125

FTSE 100 Index	43	June 2011	4,059,163	131,265

TSE TOPIX Index	37	June 2011	3,852,128	24,402

TOTAL				$470,792

WRITTEN OPTIONS — For the period ended March 31, 2011, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2010	(1,323)	$(2,415,680)

Contracts written	(1,859)	(3,552,339)

Contracts expired	1,323	2,415,680

Contracts Outstanding March 31, 2011	(1,859)	$(3,552,339)

At March 31, 2011, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

Dow Jones EURO STOXX 50 Index	1,379	EUR 2,800	June 2011	$(2,653,965)

FTSE 100 Index	253	GBP 5,700	June 2011	(1,195,265)

Nikkei-225 Stock Average	163	JPY 9,750	June 2011	(842,631)

Nikkei-225 Stock Average	64	JPY 10,500	June 2011	(96,177)

Total (Premiums Received $3,552,339)	1,859			$(4,788,038)

TAX INFORMATION — At March 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$295,781,876

Gross unrealized gain	28,302,939
Gross unrealized loss	(9,146,790)

Net unrealized security gain	$19,156,149

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Automobiles & Components — 1.7%
4,019	Autoliv, Inc.	$298,330
96,391	Dana Holding Corp.*	1,676,240
7,351	Federal-Mogul Corp.*	183,040
47,405	Johnson Controls, Inc.	1,970,626
32,543	TRW Automotive Holdings Corp.*	1,792,468

		5,920,704

Banks — 1.6%
1,995	Commerce Bancshares, Inc.	80,678
64,843	International Bancshares Corp.	1,189,221
2,639	M&T Bank Corp.	233,472
4,737	New York Community Bancorp, Inc.	81,761
23,018	PNC Financial Services Group, Inc.	1,449,904
1,513	Signature Bank*	85,333
27,498	SunTrust Banks, Inc.	793,042
10,929	U.S. Bancorp	288,853
44,387	Wells Fargo & Co.	1,407,068

		5,609,332

Capital Goods — 8.8%
21,017	3M Co.	1,965,089
12,575	AGCO Corp.*	691,248
13,355	Applied Industrial Technologies, Inc.	444,187
35,516	Astec Industries, Inc.*	1,324,392
1,114	Bucyrus International, Inc.	101,875
7,597	Caterpillar, Inc.	845,926
1,872	CLARCOR, Inc.	84,109
4,755	Cubic Corp.	273,412
18,931	Cummins, Inc.	2,075,216
6,720	DigitalGlobe, Inc.*	188,362
14,228	Emerson Electric Co.	831,342
1,770	Esterline Technologies Corp.*	125,174
876	Flowserve Corp.	112,829
3,012	Gardner Denver, Inc.	235,026
4,972	Generac Holdings, Inc.*	100,882
35,058	General Cable Corp.*	1,518,011
28,295	General Electric Co.	567,315
5,922	Hexcel Corp.*	116,604
77,401	Honeywell International, Inc.	4,621,614
2,893	Huntington Ingalls Industries, Inc.*	120,060
6,180	II-VI, Inc.*	307,455
10,037	Illinois Tool Works, Inc.	539,188
2,014	Jacobs Engineering Group, Inc.*	103,580
1	John Bean Technologies Corp.	19
1,743	Joy Global, Inc.	172,226
4,262	Kaydon Corp.	167,028
1,193	L-3 Communications Holdings, Inc.	93,424
30,268	Lydall, Inc.*	269,082
907	Middleby Corp.*	84,551
21,947	Miller Industries, Inc.	356,419
13,668	MSC Industrial Direct Co.,Inc. Class A	935,848
17,358	Northrop Grumman Corp.	1,088,520
3,500	Oshkosh Corp.*	123,830
2,863	Parker Hannifin Corp.	271,069
9,837	Polypore International, Inc.*	566,414
15,322	Rockwell Automation, Inc.	1,450,227
2,620	Rockwell Collins, Inc.	169,855
15,952	Sauer-Danfoss, Inc.*	812,435

Shares	Description	Value
Common Stocks — (continued)
Capital Goods — (continued)
6,015	The Boeing Co.	$444,689
3,514	Twin Disc, Inc.	113,221
33,917	Tyco International Ltd.	1,518,464
11,168	United Rentals, Inc.*	371,671
10,881	United Technologies Corp.	921,077
7,048	W.W. Grainger, Inc.	970,369
11,279	WABCO Holdings, Inc.*	695,238
21,051	Watsco, Inc.	1,467,465

		30,356,037

Commercial & Professional Services — 0.1%
2,078	Clean Harbors, Inc.*	205,016
2,049	Copart, Inc.*	88,783
4,528	Robert Half International, Inc.	138,557

		432,356

Consumer Durables & Apparel — 1.7%
3,778	Coach, Inc.	196,607
7,469	D.R. Horton, Inc.	87,014
6,884	Fossil, Inc.*	644,687
24,132	Garmin Ltd.(a)	817,109
29,232	Harman International Industries, Inc.	1,368,642
4,961	Lennar Corp. Class A	89,893
4,486	NIKE, Inc. Class B	339,590
9,441	Oxford Industries, Inc.	322,788
12,627	Polaris Industries, Inc.	1,098,802
19,195	Tempur-Pedic International, Inc.*	972,419

		5,937,551

Consumer Services — 1.8%
15,570	Apollo Group, Inc. Class A*	649,425
50,248	Carnival Corp.	1,927,513
1,640	Chipotle Mexican Grill, Inc. Class A*	446,687
6,085	Darden Restaurants, Inc.	298,956
4,095	McDonald’s Corp.	311,588
60,264	Starbucks Corp.	2,226,755
2,982	Yum! Brands, Inc.	153,215

		6,014,139

Diversified Financials — 5.6%
32,328	Advance America, Cash Advance Centers, Inc.	171,338
18,802	Bank of America Corp.	250,631
736	BlackRock, Inc.	147,943
43,038	Capital One Financial Corp.	2,236,254
2,573	Cash America International, Inc.	118,487
16,216	CME Group, Inc.	4,889,935
21,612	Discover Financial Services	521,281
12,078	Eaton Vance Corp.	389,395
12,406	Federated Investors, Inc. Class B(a)	331,861
5,763	Financial Engines, Inc.*	158,828
35,706	Franklin Resources, Inc.	4,466,107
721	IntercontinentalExchange, Inc.*	89,072
6,498	Leucadia National Corp.	243,935
103,520	Morgan Stanley	2,828,166
2,411	NYSE Euronext	84,795
19,823	PHH Corp.*	431,547
8,974	SEI Investments Co.	214,299
50,290	The Bank of New York Mellon Corp.	1,502,162

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
3,519	The NASDAQ OMX Group, Inc.*	$90,931

		19,166,967

Energy — 13.7%
108,605	Chevron Corp.	11,667,435
69,129	Complete Production Services, Inc.*	2,198,994
87,447	ConocoPhillips	6,983,517
788	Core Laboratories NV	80,510
15,207	Dresser-Rand Group, Inc.*	815,399
21,891	Dril-Quip, Inc.*	1,730,046
5,096	Exterran Holdings, Inc.*	120,928
122,118	Exxon Mobil Corp.	10,273,787
3,120	Forest Oil Corp.*	118,030
4,895	Frontier Oil Corp.	143,521
17,575	Marathon Oil Corp.	936,923
4,015	Murphy Oil Corp.	294,781
1,223	Newfield Exploration Co.*	92,960
1,524	Occidental Petroleum Corp.	159,243
23,698	Sunoco, Inc.	1,080,392
291,139	Valero Energy Corp.	8,681,765
29,673	W&T Offshore, Inc.	676,248
64,229	Western Refining, Inc.*(a)	1,088,682

		47,143,161

Food & Staples Retailing — 1.1%
8,671	Costco Wholesale Corp.	635,758
34,837	Walgreen Co.	1,398,357
32,310	Wal-Mart Stores, Inc.	1,681,735

		3,715,850

Food, Beverage & Tobacco — 5.1%
17,266	Archer-Daniels-Midland Co.	621,749
9,532	Boston Beer Co., Inc. Class A*	882,854
4,570	Brown-Forman Corp. Class B	312,131
8,665	Bunge Ltd.	626,739
4,311	Dr. Pepper Snapple Group, Inc.	160,197
24,643	H.J. Heinz Co.	1,203,071
3,462	Hormel Foods Corp.	96,382
20,687	Kellogg Co.	1,116,684
8,317	Lancaster Colony Corp.	504,010
81,958	Lorillard, Inc.	7,786,830
3,714	Molson Coors Brewing Co. Class B	174,149
23,265	Smithfield Foods, Inc.*	559,756
36,321	The Coca-Cola Co.	2,409,898
61,998	Tyson Foods, Inc. Class A	1,189,742

		17,644,192

Health Care Equipment & Services — 4.5%
12,561	Align Technology, Inc.*	257,249
1,159	Beckman Coulter, Inc.	96,278
20,248	Becton, Dickinson and Co.	1,612,146
114,035	Boston Scientific Corp.*	819,912
39,912	Cardinal Health, Inc.	1,641,581
8,647	Cerner Corp.*	961,546
27,469	Coventry Health Care, Inc.*	875,986
1,692	DaVita, Inc.*	144,683
50,031	DENTSPLY International, Inc.	1,850,647
34,674	Health Net, Inc.*	1,133,840
9,345	Hologic, Inc.*	207,459

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — (continued)
25,397	Humana, Inc.*	$1,776,266
10,832	Lincare Holdings, Inc.	321,277
13,836	Magellan Health Services, Inc.*	679,071
24,891	Masimo Corp.	823,892
13,418	McKesson Corp.	1,060,693
2,403	Quest Diagnostics, Inc.	138,701
5,764	Sirona Dental Systems, Inc.*	289,122
4,480	Varian Medical Systems, Inc.*	303,027
8,915	Zimmer Holdings, Inc.*	539,625

		15,533,001

Household & Personal Products — 2.4%
51,237	Colgate-Palmolive Co.	4,137,900
9,126	Herbalife Ltd.	742,491
52,706	The Procter & Gamble Co.	3,246,690

		8,127,081

Insurance — 4.7%
4,541	Allied World Assurance Co. Holdings Ltd.	284,675
11,125	Aspen Insurance Holdings Ltd.	306,605
7,022	Assurant, Inc.	270,417
2,586	Axis Capital Holdings Ltd.	90,303
15	Berkshire Hathaway, Inc. Class A*	1,879,500
25,970	Berkshire Hathaway, Inc. Class B*	2,171,871
29,314	CNO Financial Group, Inc.*	220,148
26,206	Everest Re Group Ltd.	2,310,845
96,389	Loews Corp.	4,153,402
15,378	MetLife, Inc.	687,858
10,424	PartnerRe Ltd.	825,998
3,130	Primerica, Inc.	79,846
29,369	Prudential Financial, Inc.	1,808,543
4,534	StanCorp Financial Group, Inc.	209,108
31,089	Symetra Financial Corp.	422,811
10,307	Unum Group	270,559

		15,992,489

Materials — 3.7%
1,330	Airgas, Inc.	88,338
3,882	Clearwater Paper Corp.*	315,995
12,122	Domtar Corp.	1,112,557
6,705	E.I. du Pont de Nemours & Co.	368,574
2,124	Freeport-McMoRan Copper & Gold, Inc.	117,988
3,528	Georgia Gulf Corp.*	130,536
5,148	Kraton Performance Polymers, Inc.*	196,911
24,343	Monsanto Co.	1,759,025
7,215	Noranda Aluminum Holding Corp.*	115,801
8,183	Nucor Corp.	376,582
5,679	OM Group, Inc.*	207,511
1,511	PPG Industries, Inc.	143,862
11,053	Rockwood Holdings, Inc.*	544,029
34,911	Southern Copper Corp.	1,405,866
8,545	The Dow Chemical Co.	322,574
9,742	The Mosaic Co.	767,182
6,010	The Scotts Miracle-Gro Co. Class A	347,678
31,501	The Sherwin-Williams Co.	2,645,769
23,236	Titanium Metals Corp.*	431,725

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Materials — (continued)
6,015	TPC Group, Inc.*	$173,653
2,200	United States Steel Corp.	118,668
7,276	Walter Energy, Inc.	985,389
3,300	Westlake Chemical Corp.	185,460

		12,861,673

Media — 2.9%
16,237	Cablevision Systems Corp. Class A	561,963
5,705	Comcast Corp. Class A	141,028
72,874	DIRECTV Class A*	3,410,503
68,917	DISH Network Corp. Class A*	1,678,818
4,783	Liberty Global, Inc. Class A*	198,064
14,163	News Corp. Class A	248,702
25,109	The Walt Disney Co.	1,081,947
45,545	Time Warner, Inc.	1,625,956
32,619	Virgin Media, Inc.	906,482

		9,853,463

Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
4,855	Alexion Pharmaceuticals, Inc.*	479,091
75,602	Amgen, Inc.* (b)	4,040,927
44,675	Biogen Idec, Inc.*	3,278,698
4,336	Charles River Laboratories International, Inc.*	166,416
172,168	Eli Lilly & Co.	6,055,149
10,353	Forest Laboratories, Inc.*	334,402
32,558	Gilead Sciences, Inc.*	1,381,762
98,282	Johnson & Johnson	5,823,208
50,896	Merck & Co., Inc.	1,680,077
16,456	Pfizer, Inc.	334,221

		23,573,951

Real Estate — 3.4%
17,417	AMB Property Corp. (REIT)	626,490
27,723	Annaly Capital Management, Inc. (REIT)	483,766
32,161	HCP, Inc. (REIT)	1,220,188
3,856	Invesco Mortgage Capital, Inc. (REIT)	84,254
1,001	Jones Lang LaSalle, Inc.	99,840
3,135	Plum Creek Timber Co., Inc. (REIT)	136,717
15,986	Public Storage, Inc. (REIT)	1,773,007
14,160	Rayonier, Inc. (REIT)	882,310
32,465	Simon Property Group, Inc. (REIT)	3,478,949
12,769	The Howard Hughes Corp.*	902,002
6,721	Ventas, Inc. (REIT)	364,950
1	Vornado Realty Trust (REIT)	88
58,509	Weyerhaeuser Co. (REIT)	1,439,322

		11,491,883

Retailing — 3.8%
30,807	Amazon.com, Inc.*	5,549,265
85,133	ANN, Inc.*	2,478,222
2,831	AutoZone, Inc.*	774,448
37,274	Cabela’s, Inc.*	932,223
2,390	Dick’s Sporting Goods, Inc.*	95,552
25,158	Dillard’s, Inc. Class A(a)	1,009,339
2,088	Family Dollar Stores, Inc.	107,156
2,276	Genesco, Inc.*	91,495
4,301	Group 1 Automotive, Inc.	184,083

Shares	Description	Value
Common Stocks — (continued)
Retailing — (continued)
8,202	Limited Brands, Inc.	$269,682
2,302	O’Reilly Automotive, Inc.*	132,273
2,158	Ross Stores, Inc.	153,477
9,121	Sonic Automotive, Inc. Class A	127,785
1,947	Tractor Supply Co.	116,547
18,026	Ulta Salon Cosmetics & Fragrance, Inc.*	867,591
9,183	Zumiez, Inc.*	242,707

		13,131,845

Semiconductors & Semiconductor Equipment — 1.9%
51,187	Fairchild Semiconductor International, Inc.*	931,604
19,394	Integrated Device Technology, Inc.*	142,934
210,201	Intel Corp.	4,239,754
2,846	Lam Research Corp.*	161,254
93,446	Lattice Semiconductor Corp.*	551,332
15,886	Micrel, Inc.	214,143
2,983	MKS Instruments, Inc.	99,334
33,692	Silicon Image, Inc.*	302,217

		6,642,572

Software & Services — 9.1%
129,725	Accenture PLC Class A	7,130,983
147,241	Activision Blizzard, Inc.	1,615,234
11,657	Amdocs Ltd.*	336,304
1,542	ANSYS, Inc.*	83,561
12,663	AOL, Inc.*	247,308
14,748	Autodesk, Inc.*	650,534
6,881	CA, Inc.	166,383
16,436	Citrix Systems, Inc.*	1,207,389
86,452	eBay, Inc.*	2,683,470
2,086	Google, Inc. Class A*	1,222,834
6,236	Mantech International Corp. Class A*	264,406
115,354	Microsoft Corp.	2,925,377
6,842	MicroStrategy, Inc. Class A*	920,112
13,252	NeuStar, Inc. Class A*	338,986
107,873	Oracle Corp.	3,599,722
4,076	Quest Software, Inc.*	103,490
2,631	Rackspace Hosting, Inc.*	112,738
46,626	RealNetworks, Inc.*	173,449
7,230	Salesforce.com, Inc.*	965,783
21,061	Synopsys, Inc.*	582,337
5,478	TeleTech Holdings, Inc.*	106,164
38,335	Teradata Corp.*	1,943,585
51,486	VeriFone Systems, Inc.*	2,829,156
30,437	VeriSign, Inc.	1,102,124

		31,311,429

Technology Hardware & Equipment — 6.0%
2,686	Acme Packet, Inc.*	190,599
4,023	Apple, Inc.*	1,401,814
4,227	Aruba Networks, Inc.*	143,042
99,800	Cisco Systems, Inc.	1,711,570
28,146	Dell, Inc.*	408,398
8,747	EchoStar Corp. Class A*	331,074
17,517	Electronics for Imaging, Inc.*	257,675
42,545	EMC Corp.*	1,129,570
4,423	Harris Corp.	219,381

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Technology Hardware & Equipment — (continued)
24,544	Hewlett-Packard Co.	$1,005,568
36,440	Ingram Micro, Inc. Class A*	766,333
6,611	JDS Uniphase Corp.*	137,773
7,609	Juniper Networks, Inc.*	320,187
22,194	Motorola Solutions, Inc.*	991,850
38,008	National Instruments Corp.	1,245,522
56,784	NetApp, Inc.*	2,735,853
7,382	Plantronics, Inc.	270,329
3,524	Polycom, Inc.*	182,719
18,345	QLogic Corp.*	340,300
4,124	QUALCOMM, Inc.	226,119
19,558	Riverbed Technology, Inc.*	736,359
43,139	SanDisk Corp.*	1,988,276
6,112	Synaptics, Inc.*(a)	165,146
174,757	Vishay Intertechnology, Inc.*	3,100,189
1	Vishay Precision Group, Inc.*	16
14,000	Western Digital Corp.*	522,060

		20,527,722

Telecommunication Services — 2.1%
158,792	AT&T, Inc.(b)	4,859,035
1	Frontier Communications Corp.	8
29,246	USA Mobility, Inc.	423,775
49,791	Verizon Communications, Inc.	1,918,945

		7,201,763

Transportation — 1.9%
37,174	Alaska Air Group, Inc.*	2,357,575
36,505	Allegiant Travel Co.	1,599,284
6,813	FedEx Corp.	637,356
10,745	Norfolk Southern Corp.	744,307
36,937	SkyWest, Inc.	624,974
5,115	Union Pacific Corp.	502,958

		6,466,454

Utilities — 3.1%
60,078	Ameren Corp.	1,686,390
196,063	Duke Energy Corp.	3,558,543
1,398	Oneok, Inc.	93,498
63,007	Sempra Energy	3,370,875
50,781	Southern Co.	1,935,264

		10,644,570

TOTAL COMMON STOCKS		$335,300,185

Shares	Rate	Value
Short-term Investment(c) — 2.4%
JPMorgan U.S. Government Money Market Fund — Capital Shares
8,269,480	0.024%	$8,269,480

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$343,569,665

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 0.7%
Goldman Sachs Financial Square Money Market Fund — FST Shares
2,372,400	0.163%	$2,372,400

TOTAL INVESTMENTS — 100.7%		$345,942,065

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(2,451,292)

NET ASSETS — 100.0%		$343,490,773

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(d) Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain

Russell 2000 Mini Index	7	June 2011	$589,190	$38,664

S&P 500 E-mini Index	91	June 2011	6,010,550	208,003

TOTAL				$246,667

TAX INFORMATION — At March 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$298,044,937

Gross unrealized gain	49,052,730
Gross unrealized loss	(1,155,602)

Net unrealized security gain	$47,897,128

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — 95.4%
Australia — 8.6%
15,496	AGL Energy Ltd. (Utilities)	$229,421
15,403	Alumina Ltd. (Materials)	39,260
44,666	Australia & New Zealand Banking Group Ltd. (Banks)	1,099,461
22,976	Bendigo and Adelaide Bank Ltd. (Banks)	226,431
51,765	BHP Billiton Ltd. (Materials)	2,484,590
57,643	Caltex Australia Ltd. (Energy)	930,061
39,360	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	477,929
20,204	Commonwealth Bank of Australia (Banks)	1,094,697
4,027	Computershare Ltd. (Software & Services)	38,583
481	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	17,764
147,786	Dexus Property Group (REIT)	129,825
117,877	Foster’s Group Ltd. (Food, Beverage & Tobacco)	697,019
62,396	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	79,384
77,980	Incitec Pivot Ltd. (Materials)	349,090
7,686	Insurance Australia Group Ltd. (Insurance)	28,544
191,146	MAp Group (Transportation)	600,957
17,829	Metcash Ltd. (Food & Staples Retailing)	76,669
35,687	National Australia Bank Ltd. (Banks)	953,822
16,053	Orica Ltd. (Materials)	438,316
108,653	OZ Minerals Ltd. (Materials)	179,420
14,272	Qantas Airways Ltd. (Transportation)*	32,170
14,384	QBE Insurance Group Ltd. (Insurance)	263,099
10,609	Rio Tinto Ltd. (Materials)	929,866
265,024	SP AusNet (Utilities)	241,374
14,471	Stockland Corp. Ltd. (REIT)	55,514
6,953	Suncorp Group Ltd. (Insurance)	61,004
46,731	Tatts Group Ltd. (Consumer Services)	113,032
6,575	Wesfarmers Ltd. (Food & Staples Retailing)	216,021
876	Wesfarmers Ltd. (Price Protected Shares) (Food & Staples Retailing)	29,168
66,815	Westfield Group (REIT)	645,202
22,632	Westfield Retail Trust (REIT)	61,333
40,729	Westpac Banking Corp. (Banks)	1,024,796
11,757	WorleyParsons Ltd. (Energy)	376,665

		14,220,487

Austria — 0.5%
12,560	OMV AG (Energy)	567,820
3,540	Raiffeisen International Bank-Holding AG (Banks)	196,690

		764,510

Belgium — 0.5%
822	Bekaert SA (Capital Goods)	93,634
3,465	Delhaize Group SA (Food & Staples Retailing)	282,282
4,305	KBC Groep NV (Banks)*	161,989
1,439	Mobistar SA (Telecommunication Services)	99,702

Shares	Description	Value
Common Stocks — (continued)
Belgium — (continued)
2,100	Solvay SA (Materials)	$248,960

		886,567

Bermuda — 0.2%
9,142	Seadrill Ltd. (Energy)	330,521

China — 0.1%
75,000	Foxconn International Holdings Ltd. Class H (Technology Hardware & Equipment)*	45,040
62,000	Yangzijiang Shipbuilding Holdings Ltd. Class H (Capital Goods)	89,046

		134,086

Denmark — 1.1%
15	A.P. Moller — Maersk A/S Class A (Transportation)	137,579
6,655	Carlsberg A/S Class B (Food, Beverage & Tobacco)	715,636
1,676	Coloplast A/S Class B (Health Care Equipment & Services)	242,422
22,894	DSV A/S (Transportation)	563,744
1,193	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	149,820

		1,809,201

Finland — 1.3%
8,526	Elisa Oyj Class A (Telecommunication Services)(a)	187,807
14,272	Fortum Oyj (Utilities)*(a)	484,555
15,811	Kesko Oyj Class B (Food & Staples Retailing)*	738,986
42,132	Nokia Oyj (Technology Hardware & Equipment)	358,722
12,400	Sampo Oyj Class A (Insurance)	394,896

		2,164,966

France — 9.1%
4,951	Accor SA (Consumer Services)	222,492
1,593	Atos Origin SA (Software & Services)*	93,420
26,840	AXA SA (Insurance)	560,798
6,580	BNP Paribas (Banks)	481,029
1,487	Casino Guichard Perrachon SA (Food & Staples Retailing)	140,773
1,451	Christian Dior SA (Consumer Durables & Apparel)	204,403
7,220	Compagnie Generale de Geophysique-Veritas (Energy)*	261,251
10,269	Credit Agricole SA (Banks)	168,492
4,951	Edenred SA (Commercial & Professional Services)*	149,418
68,919	France Telecom SA (Telecommunication Services)	1,547,485
1,338	Gecina SA (REIT)	184,516
14,348	Lagardere S.C.A. (Media)	611,912
11,340	Legrand SA (Capital Goods)	471,717
1,286	L’Oreal SA (Household & Personal Products)	149,832

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
3,426	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	$542,469
11,261	PSA Peugeot Citroen SA (Automobiles & Components)*	444,263
13,645	Renault SA (Automobiles & Components)*	753,981
6,913	Safran SA (Capital Goods)	244,483
21,999	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(b)	1,541,572
10,283	Schneider Electric SA (Capital Goods)	1,756,251
7,215	Societe Generale SA (Banks)	468,645
4,509	Technip SA (Energy)	480,741
33,726	Total SA (Energy)	2,055,046
1,190	Unibail-Rodamco SE (REIT)	257,914
28,677	Veolia Environnement SA (Utilities)	893,145
13,295	Vivendi SA (Media)	379,272

		15,065,320

Germany — 8.3%
17,616	Adidas AG (Registered) (Consumer Durables & Apparel)	1,107,551
5,364	Allianz SE (Registered) (Insurance)	751,097
13,524	BASF SE (Materials)	1,167,325
9,190	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	710,047
4,321	Celesio AG (Health Care Equipment & Services)	105,544
11,742	Commerzbank AG (Banks)*(a)	91,173
4,234	Daimler AG (Registered) (Automobiles & Components)*(a)	298,338
5,810	Deutsche Bank AG (Registered) (Diversified Financials)	340,651
100,513	E.ON AG (Utilities)	3,056,512
16,641	Henkel AG & Co. KGaA (Household & Personal Products)	869,410
3,627	Hochtief AG (Capital Goods)	389,569
2,327	Metro AG (Food & Staples Retailing)	158,494
5,163	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	811,671
9,930	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)(a)	646,593
3,042	SAP AG (Software & Services)	186,050
10,631	Siemens AG (Registered) (Capital Goods)	1,454,199
17,781	Suedzucker AG (Food, Beverage & Tobacco)	495,414
87,203	TUI AG (Consumer Services)*(a)	1,041,080
876	Volkswagen AG (Automobiles & Components)	133,956

		13,814,674

Hong Kong — 2.7%
113,200	AIA Group Ltd. (Insurance)*	348,461
1,000	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	12,557

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
61,000	BOC Hong Kong (Holdings) Ltd. (Banks)	$198,875
11,000	Cheung Kong Holdings Ltd. (Real Estate)	179,298
18,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	85,047
34,500	CLP Holdings Ltd. (Utilities)	278,905
44,651	Esprit Holdings Ltd. (Retailing)	204,726
12,800	Hang Seng Bank Ltd. (Banks)	206,821
18,400	Hong Kong & China Gas Co. Ltd. (Utilities)	44,147
6,200	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	134,530
40,000	Hutchison Whampoa Ltd. (Capital Goods)	473,374
68,794	Hysan Development Co. Ltd. (Real Estate)	282,945
4,500	Kerry Properties Ltd. (Real Estate)	22,509
12,000	Li & Fung Ltd. (Retailing)	61,368
188,945	New World Development Ltd. (Real Estate)	333,136
23,798	Noble Group Ltd. (Capital Goods)	40,362
5,341	NWS Holdings Ltd. (Capital Goods)	8,170
13,500	Orient Overseas International Ltd. (Transportation)	141,301
10,000	Power Assets Holdings Ltd. (Utilities)	66,833
8,400	Sands China Ltd. (Consumer Services)*	18,717
6,000	SJM Holdings Ltd. (Consumer Services)	10,498
4,000	Sun Hung Kai Properties Ltd. (Real Estate)	63,344
44,500	Swire Pacific Ltd. Class A (Real Estate)	651,758
33,324	The Link Real Estate Investment Trust (Real Estate)	104,339
6,000	The Wharf (Holdings) Ltd. (Real Estate)	41,327
17,000	Wheelock & Co. Ltd. (Real Estate)	63,798
2,500	Wing Hang Bank Ltd. (Banks)	29,477
69,200	Wynn Macau Ltd. (Consumer Services)	193,094
36,000	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	114,493

		4,414,210

Ireland — 0.5%
23,880	Kerry Group PLC Class A (Food, Beverage & Tobacco)	889,049

Israel — 0.7%
5,292	Bank Hapoalim BM (Banks)*	27,514
8,517	Bank Leumi Le-Israel BM (Banks)	43,576
16,256	Bezeq Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	48,222
49	Delek Group Ltd. (Capital Goods)	13,258
2,982	Israel Chemicals Ltd. (Materials)	49,089
9,163	Makhteshim-Agan Industries Ltd. (Materials)*	48,394
8,884	Mizrahi Tefahot Bank Ltd. (Banks)	100,269
1,914	NICE Systems Ltd. ADR (Software & Services)*	70,703

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Israel — (continued)
3,825	Partner Communications Co. Ltd. (Telecommunication Services)	$72,744
13,876	Teva Pharmaceutical Industries Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	696,159
25	The Israel Corp. Ltd. (Materials)*	29,923

		1,199,851

Italy — 2.8%
29,271	Eni SpA (Energy)	718,235
3,903	Exor SpA (Diversified Financials)	119,877
37,387	Fiat Industrial SpA (Capital Goods)*	536,736
37,387	Fiat SpA (Automobiles & Components)	337,898
27,195	Finmeccanica SpA (Capital Goods)	342,013
74,015	Intesa Sanpaolo SpA (Banks)	218,351
364,771	Parmalat SpA (Food, Beverage & Tobacco)	1,220,632
611,975	Telecom Italia SpA (Telecommunication Services)	940,486
138,401	Telecom Italia SpA Preference Shares (Telecommunication Services)	185,916

		4,620,144

Japan — 19.4%
5,800	Aeon Co. Ltd. (Food & Staples Retailing)	67,207
10,800	AEON Credit Service Co. Ltd. (Diversified Financials)	148,948
8,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	83,235
76,000	Amada Co. Ltd. (Capital Goods)	634,667
54,000	Asahi Glass Co. Ltd. (Capital Goods)	679,392
22,000	Asahi Kasei Corp. (Materials)	148,171
20,900	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	773,988
31,600	Brother Industries Ltd. (Technology Hardware & Equipment)	463,991
21,400	Canon, Inc. (Technology Hardware & Equipment)	920,409
111	Central Japan Railway Co. (Transportation)	879,917
52,400	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,011,647
48,200	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	448,604
17,100	Daito Trust Construction Co. Ltd. (Real Estate)	1,176,229
15,000	Daiwa House Industry Co. Ltd. (Real Estate)	183,491
2,800	Dena Co. Ltd. (Retailing)	101,333
6,700	Denso Corp. (Automobiles & Components)	222,808
1,400	East Japan Railway Co. (Transportation)	77,741
800	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	28,715
13,600	Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment)*	174,897

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
55,000	Fuji Electric Co. Ltd. (Capital Goods)	$173,668
107,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	691,360
229	Fuji Media Holdings, Inc. (Media)	320,678
2,700	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	83,687
52,000	Fukuoka Financial Group, Inc. (Banks)	216,164
111,000	Hitachi Ltd. (Technology Hardware & Equipment)	577,819
63,500	Honda Motor Co. Ltd. (Automobiles & Components)	2,359,254
1,300	Idemitsu Kosan Co. Ltd. (Energy)	151,922
4,100	ITOCHU Techno-Solutions Corp. (Software & Services)	132,575
14,000	J. Front Retailing Co. Ltd. (Retailing)	58,183
2,200	Japan Petroleum Exploration Co. Ltd. (Energy)	109,988
6	Japan Real Estate Investment Corp. (REIT)	56,843
25	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	90,385
6,900	JFE Holdings, Inc. (Materials)	202,029
85	Jupiter Telecommunications Co. Ltd. (Media)	83,586
197,220	JX Holdings, Inc. (Energy)	1,325,039
50,000	Kaneka Corp. (Materials)	349,065
6,900	Kao Corp. (Household & Personal Products)	172,169
33,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	121,926
12,000	Keisei Electric Railway Co. Ltd. (Transportation)	68,747
3,900	Konami Corp. (Software & Services)	72,062
18,000	Kubota Corp. (Capital Goods)	169,381
5,600	Kyocera Corp. (Technology Hardware & Equipment)	567,546
3,000	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	28,147
11,900	Kyushu Electric Power Co., Inc. (Utilities)	232,709
3,300	Makita Corp. (Capital Goods)	153,505
9,000	Marubeni Corp. (Capital Goods)	64,681
7,900	Marui Group Co. Ltd. (Retailing)	51,076
6,500	Mitsubishi Chemical Holdings Corp. (Materials)	40,944
12,900	Mitsubishi Corp. (Capital Goods)	357,697
16,000	Mitsubishi Electric Corp. (Capital Goods)	188,297
8,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	57,354
10,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	162,154
87,000	Mitsubishi UFJ Financial Group, Inc. (Banks)	400,867

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
8,650	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	$346,977
19,000	Mitsui & Co. Ltd. (Capital Goods)	340,174
113,000	Mitsui Chemicals, Inc. (Materials)	401,099
33,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	79,087
3,000	Mitsui Fudosan Co. Ltd. (Real Estate)	49,315
45,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	156,495
41,000	Mitsui OSK Lines Ltd. (Transportation)	236,412
10,000	NGK Insulators Ltd. (Capital Goods)	178,693
6	Nippon Building Fund, Inc. (REIT)	58,488
2,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	28,345
53,000	Nippon Express Co. Ltd. (Transportation)	203,307
11,000	Nippon Steel Corp. (Materials)	35,190
51,800	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	2,313,644
9,900	Nissan Chemical Industries Ltd. (Materials)	102,533
111,500	Nissan Motor Co. Ltd. (Automobiles & Components)	990,457
41,000	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	472,486
20,000	Nisshin Steel Co. Ltd. (Materials)	42,954
14,000	Nisshinbo Holdings, Inc. (Consumer Durables & Apparel)	135,938
17,000	NKSJ Holdings, Inc. (Insurance)	110,973
3,900	Nomura Real Estate Holdings, Inc. (Real Estate)	59,095
12	Nomura Real Estate Office Fund, Inc. (REIT)	81,164
4,600	Omron Corp. (Technology Hardware & Equipment)	129,501
36,000	Osaka Gas Co. Ltd. (Utilities)	143,627
6,700	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	420,980
24,900	Sapporo Hokuyo Holdings, Inc. (Banks)	119,673
9,700	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	168,219
15,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	117,196
30,000	Sekisui House Ltd. (Consumer Durables & Apparel)	279,965
17	Seven Bank Ltd. (Banks)	34,304
42,000	Shinsei Bank Ltd. (Banks)	49,493
3,900	Sony Corp. (Consumer Durables & Apparel)	124,395
57,000	Sumitomo Chemical Co. Ltd. (Materials)	284,779
43,500	Sumitomo Corp. (Capital Goods)	621,668
67,000	Sumitomo Electric Industries Ltd. (Capital Goods)	927,893
10,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	65,137

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
7,000	Sumitomo Metal Mining Co. Ltd. (Materials)	$120,336
10,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	328,868
159,630	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	565,513
10,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	508,547
38,000	The Bank of Yokohama Ltd. (Banks)	180,629
16,000	The Gunma Bank Ltd. (Banks)	84,850
52,000	The Nishi-Nippon City Bank Ltd. (Banks)	149,395
20,600	The Tokyo Electric Power Co., Inc. (Utilities)	114,818
20,300	Tokio Marine Holdings, Inc. (Insurance)	541,998
50,000	Tokyo Gas Co. Ltd. (Utilities)	228,069
4,400	Tokyo Steel Manufacturing Co. Ltd. (Materials)	51,344
91,000	Tokyu Land Corp. (Real Estate)	395,775
7,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	55,226
15,000	Tosoh Corp. (Materials)	53,962
4,300	Toyo Seikan Kaisha Ltd. (Materials)	70,396
29,000	Ube Industries Ltd. (Materials)	92,325
1,760	USS Co. Ltd. (Retailing)	136,984
37	West Japan Railway Co. (Transportation)	142,639
7,800	Yamaha Corp. (Consumer Durables & Apparel)	88,603
3,800	Yamato Kogyo Co. Ltd. (Materials)	126,756
22,100	Yokogawa Electric Corp. (Technology Hardware & Equipment)*	168,581

		32,232,167

Luxembourg — 0.4%
14,171	ArcelorMittal (Materials)	512,337
1,935	Millicom International Cellular SA SDR (Telecommunication Services)	185,047

		697,384

Netherlands — 6.4%
25,745	Aegon NV (Insurance)*	192,775
3,259	Akzo Nobel NV (Materials)	224,262
1,708	ASML Holding NV (Semiconductors & Semiconductor Equipment)*	75,952
10,979	European Aeronautic Defence & Space Co. NV (Capital Goods)*	319,759
1,273	Heineken Holding NV (Food, Beverage & Tobacco)	61,132
3,104	Koninklijke Boskalis Westminster NV (Capital Goods)	164,171
41,186	Koninklijke DSM NV (Materials)	2,532,272
33,172	Koninklijke Philips Electronics NV (Capital Goods)*	1,062,597
88,349	Royal Dutch Shell PLC Class A (Energy)	3,213,805
74,731	Royal Dutch Shell PLC Class B (Energy)	2,713,788

		10,560,513

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Norway — 0.8%
33,146	Statoil ASA (Energy)	$918,008
25,400	Telenor ASA (Telecommunication Services)	418,039

		1,336,047

Portugal — 0.1%
25,744	Banco Espirito Santo SA (Registered) (Banks)	105,164
19,488	Brisa Auto-Estradas de Portugal SA (Transportation)	131,583

		236,747

Singapore — 1.5%
42,000	Ascendas Real Estate Investment Trust (REIT)	67,973
9,000	CapitaMall Trust (REIT)	13,415
14,000	City Developments Ltd. (Real Estate)	127,910
50,000	Cosco Corp. (Singapore) Ltd. (Capital Goods)	81,189
28,000	DBS Group Holdings Ltd. (Banks)	325,078
54,000	Fraser and Neave Ltd. (Capital Goods)	257,490
29,000	Genting Singapore PLC (Consumer Services)*	47,151
292,680	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	160,048
6,000	Jardine Cycle & Carriage Ltd. (Retailing)	174,091
11,000	Keppel Corp. Ltd. (Capital Goods)	107,308
3,000	Neptune Orient Lines Ltd. (Transportation)*	4,612
34,985	Oversea-Chinese Banking Corp. Ltd. (Banks)	265,883
25,000	SembCorp Industries Ltd. (Capital Goods)	103,374
9,000	Singapore Airlines Ltd. (Transportation)	97,616
1,000	Singapore Exchange Ltd. (Diversified Financials)	6,224
15,000	Singapore Press Holdings Ltd. (Media)	46,856
8,000	Singapore Technologies Engineering Ltd. (Capital Goods)	20,679
90,000	Singapore Telecommunications Ltd. (Telecommunication Services)	215,494
3,000	StarHub Ltd. (Telecommunication Services)	6,424
14,000	United Overseas Bank Ltd. (Banks)	208,734
60,000	UOL Group Ltd. (Real Estate)	225,848
1,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	4,325

		2,567,722

Spain — 3.7%
52,251	Banco Bilbao Vizcaya Argentaria SA (Banks)	633,943
256,917	Banco Santander SA (Banks)	2,996,683
97,670	Iberdrola SA (Utilities)	849,313
46,982	Repsol YPF SA (Energy)	1,610,273

		6,090,212

Sweden — 3.0%
14,106	Alfa Laval AB (Capital Goods)	306,401

Shares	Description	Value
Common Stocks — (continued)
Sweden — (continued)
9,182	Boliden AB (Materials)	$197,545
35,674	Nordea Bank AB (Banks)(a)	390,296
15,935	Skanska AB Class B (Capital Goods)(a)	335,481
21,739	SKF AB Class B (Capital Goods)	632,214
23,335	Svenska Handelsbanken AB Class A (Banks)(a)	765,371
18,979	Swedbank AB Class A (Banks)(a)	324,524
12,500	Swedish Match AB (Food, Beverage & Tobacco)	414,998
19,183	Tele2 AB Class B (Telecommunication Services)	443,035
138,955	TeliaSonera AB (Telecommunication Services)(a)	1,200,930

		5,010,795

Switzerland — 7.3%
84,809	ABB Ltd. (Registered) (Capital Goods)*	2,036,515
5,258	Adecco SA (Registered) (Commercial & Professional Services)	345,165
5,366	Baloise Holding AG (Registered) (Insurance)	530,877
23,568	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	1,358,931
11,484	Credit Suisse Group AG (Registered) (Diversified Financials)	487,154
59,919	GAM Holding AG (Diversified Financials)*	1,136,889
38,061	Nestle SA (Registered) (Food, Beverage & Tobacco)	2,179,568
23,185	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,255,491
7,346	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,048,754
9,152	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	113,522
4,589	Swiss Life Holding AG (Registered) (Insurance)*	757,048
646	Syngenta AG (Registered) (Materials)	210,161
17,099	UBS AG (Registered) (Diversified Financials)*	307,612
1,125	Zurich Financial Services AG (Insurance)	314,479

		12,082,166

United Kingdom — 16.4%
106,685	3i Group PLC (Diversified Financials)	511,436
12,710	Anglo American PLC (Materials)	653,105
95,829	Associated British Foods PLC (Food, Beverage & Tobacco)	1,524,873
47,201	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,168,537
51,804	Aviva PLC (Insurance)	359,480
168,932	BAE Systems PLC (Capital Goods)	880,405
103,998	Barclays PLC (Banks)	466,947
53,923	BHP Billiton PLC (Materials)	2,134,879
51,159	BP PLC ADR (Energy)(b)	2,258,163

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
16,366	Compass Group PLC (Consumer Services)	$147,111
32,410	Eurasian Natural Resources Corp. PLC (Materials)	486,437
20,502	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	787,482
43,515	Hammerson PLC (REIT)	311,980
79,690	HSBC Holdings PLC (Banks)	823,127
37,896	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	1,169,333
13,609	Investec PLC (Diversified Financials)	104,100
147,722	J Sainsbury PLC (Food & Staples Retailing)	793,571
4,828	Kazakhmys PLC (Materials)	107,822
45,375	Kingfisher PLC (Retailing)	178,758
307,686	Legal & General Group PLC (Insurance)	568,026
317,734	Lloyds Banking Group PLC (Banks)*	295,239
52,522	Marks & Spencer Group PLC (Retailing)	283,515
158,767	Old Mutual PLC (Insurance)	345,888
58,010	Resolution Ltd. (Insurance)	275,086
27,454	Rio Tinto PLC (Materials)	1,940,951
609,892	Royal Bank of Scotland Group PLC (Banks)*	400,122
39,990	Scottish & Southern Energy PLC (Utilities)	809,089
8,708	Severn Trent PLC (Utilities)	203,976
62,585	Standard Chartered PLC (Banks)	1,623,386
16,028	Tesco PLC (Food & Staples Retailing)	97,910
10,817	The British Land Co. PLC (REIT)	95,870
84,117	Thomas Cook Group PLC (Consumer Services)	229,818
6,285	Vedanta Resources PLC (Materials)	239,545
72,188	Vodafone Group PLC ADR (Telecommunication Services)(b)	2,075,405
227,860	WM Morrison Supermarkets PLC (Food & Staples Retailing)	1,007,841
68,725	WPP PLC (Media)	846,955

		27,206,168

TOTAL COMMON STOCKS		$158,333,507

		Expiration
Units	Description	Month	Value
Rights* — 0.1%
Germany — 0.1%
9,930	Porsche Automobil Holding SE (Automobiles & Components)	04/11	$86,083

Shares	Rate	Value
Short-term Investment(c) — 2.7%
JPMorgan U.S. Government Money Market Fund — Capital Shares
4,543,256	0.024%	$4,543,256

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$162,962,846

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 3.5%
Goldman Sachs Financial Square Money Market Fund — FST Shares
5,884,690	0.163%	$5,884,690

TOTAL INVESTMENTS — 101.7%		$168,847,536

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(2,850,836)

NET ASSETS — 100.0%		$165,996,700

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

(a) All or a portion of security is on loan.

(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c) Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2011.

(d) Represents an affiliated issuer.

Investment Abbreviations:
ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	77	June 2011	$3,103,498	$64,174
FTSE 100 Index	15	June 2011	1,415,987	26,861
Hang Seng Index	1	April 2011	151,153	(331)
MACI Singapore Index	1	April 2011	58,215	137
SPI 200 Index	4	June 2011	503,211	18,309
TSE TOPIX Index	13	June 2011	1,353,451	(49,112)

TOTAL				$60,038

TAX INFORMATION — At March 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$120,510,405

Gross unrealized gain	49,194,483
Gross unrealized loss	(857,352)

Net unrealized security gain	$48,337,131

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management, L.P. (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
(Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of March 31, 2011:

U.S. EQUITY DIVIDEND AND PREMIUM
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$495,519,025	$—	$—
Short-term Investment	68,203,698	—	—

Total	$563,722,723	$—	$—

Derivative Type

Assets
Futures Contracts	$2,142,540	$—	$—

Liabilities
Written Options	$(7,835,400)	$—	$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$14,685,157	$288,662,741 (a)	$—
Short term	11,590,127	—	—

Total	$26,275,284	$288,662,741	$—

Derivative Type

Assets
Futures Contracts	$470,792	$—	$—

Liabilities
Written Options	$(4,788,038)	$—	$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

STRUCTURED TAX-MANAGED EQUITY
Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$335,300,185	$—	$—
Short-term Investment	8,269,480	—	—
Securities Lending Reinvestment Vehicle	2,372,400		—

Total	$345,942,065	$—	$—

Derivative Type

Assets
Futures Contracts	$246,667	$—	$—

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY Investment Type	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$5,887,912	$152,531,678	(a)	$—
Short-term Investment	4,543,256	—		—
Securities Lending Reinvestment Vehicle	5,884,690	—		—

Total	$16,315,858	$152,531,678		$—

(a) To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

Derivative Type

Assets
Futures Contracts	$109,481	$—	$—

Liabilities
Futures Contracts	$(49,443)	$—	$—

Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
     Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations, however, the effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included as an increase or decrease to net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Options — The Funds may write and/or purchase call and put options on futures, currencies, securities or any securities index consisting of securities in which the Funds may invest. When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Swaptions are options on interest rate Swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. Purchased over the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
     Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. When the Funds write (sell) S&P 500 Index, MSCI EAFE Index or related exchange traded fund (“ETF”) call options, they receive cash but limit their opportunity to profit from an increase in the market value of the applicable index beyond the exercise price (plus the premium received) of the option. In a rising market, the Funds could significantly underperform the market. The Funds’ option strategies may not fully protect them against declines in the value of the market. Cash received from premiums will enhance return in declining or relatively flat markets, but the Funds will continue to bear the risk of a decline in the value of the securities held in their portfolios. The benefit from writing a call option is limited to the amount of premiums received. In a period of a sharply falling equity market, the Funds will likely also experience sharp declines in their net asset values.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED EQUITY FUNDS
Schedule of Investments (continued)
March 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     As of March 31, 2011, the Funds held certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to manage exposure related to the risks below. The following table sets forth, by certain risk types, the gross value of the Funds’ derivative contracts for trading activities as of March 31, 2011. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Fund	Risk	Assets	Liabilities

U.S. Equity Dividend and Premium	Equity	$2,142,540	$(7,835,400)

International Equity Dividend and Premium	Equity	470,792	(4,788,038)

Structured Tax-Managed Equity	Equity	246,667	—

Structured International Tax-Managed Equity	Equity	109,481	(49,443)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end investment company, is subject to Rule 2a-7 under the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risks — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	May 27, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	May 27, 2011

* Print the name and title of each signing officer under his or her signature.